Condensed Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended
	Jun. 30, 2024		Jul. 02, 2023		Jun. 30, 2024		Jul. 02, 2023
Statement of Comprehensive Income [Abstract]
Net loss	$ 58,626		$ 44,320		$ (24,100)		$ (25,539)
Other comprehensive loss, net of tax
Foreign currency translation adjustment	(3,965)	[1]	(1,481)	[1]	(3,543)	[2]	(565)	[2]
Defined benefit retirement plan	219	[3]	175	[3]	382	[4]	351	[4]
Change in cash flow hedging	(987)	[5]	(595)	[5]	(1,593)	[6]	(1,186)	[6]
Other comprehensive loss, net of tax	(4,733)		(1,901)		(4,754)		(1,400)
Comprehensive income (loss)	53,893		42,419		(28,854)		(26,939)
Less: Comprehensive income attributable to noncontrolling interests	(24,499)		(23,766)		(24,499)		(23,766)
Comprehensive income (loss) attributable to Former Six Flags Entertainment Corporation	$ 29,394		$ 18,653		$ (53,353)		$ (50,705)

[1]	Foreign currency translation adjustment is presented net of tax benefit of $1.3 million and $0.2 million for the three months ended June 30, 2024 and July 2, 2023, respectively.
[2]	Foreign currency translation adjustment is presented net of tax benefit of $1.2 million and $0.1 million for the six months ended June 30, 2024 and July 2, 2023, respectively.
[3]	Defined benefit retirement plan is presented net of tax expense of a nominal amount for the three months ended June 30, 2024 and net of tax expense of $0.1 million for the three months ended July 2, 2023.
[4]	Defined benefit retirement plan is presented net of tax expense of $0.1 million for the six months ended June 30, 2024 and July 2, 2023, respectively.
[5]	Change in fair value of cash flow hedging is presented net of tax benefit of $0.4 million and $0.2 million for the three months ended June 30, 2024 and July 2, 2023, respectively.
[6]	Change in fair value of cash flow hedging is presented net of tax benefit of $0.6 million and $0.4 million for the six months ended June 30, 2024 and July 2, 2023.